TAXES PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
TAXES PAYABLE
Payroll charges	R$ 75,752	R$ 89,763
ICMS (state VAT)	37,444	43,915
COFINS (tax on revenue)	5,411	8,470
IPI (federal VAT)	17,305	13,864
IVA (value-added tax) and others	148,189	185,178
Taxes payable	R$ 284,101	R$ 341,190